Stock Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended					12 Months Ended
	Jan. 07, 2020	Sep. 26, 2021	Jun. 27, 2021	Sep. 27, 2020	Sep. 26, 2020	Jun. 28, 2020	Jun. 27, 2021	Jun. 28, 2020	Sep. 29, 2017
Stock Based Compensation (Details) [Line Items]
Fair value of options granted							$ 112	$ 29,130
Weighted average grant date fair value (in Dollars per share)							$ 41.67	$ 35.03
Performance-based awards (in Dollars per share)							$ 37.78	$ 18.43
Total grant date fair value of options vested							$ 3,164	$ 3,431
Forfeited shares (in Shares)		1,006					21,178	4,020
Selling, general and administrative expenses		$ (21,415)	$ (78,335)	$ (15,041)	$ 835	$ (84,103)	$ 3,140	$ 3,394
Cost of revenues		7			$ 14		24	37
Tax related benefit							839	910
Total compensation cost related to non-vested time-based awards		152					992	4,626
Total compensation cost related to non-vested performance-based awards		33,041					$ 33,042	$ 33,151
Selling, general and administrative expenses		$ 795
2017 Plan [Member]
Stock Based Compensation (Details) [Line Items]
Aggregate maximum number of shares provided (in Shares)									656,825
Subsequently amended (in Shares)	2,036,158